Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net periodic benefit cost	$ 38,172	$ 48,141	$ 42,292
Discount rate	4.25%	5.00%
Expected return on plan assets	7.75%	7.75%
Weighted-average rate of compensation increase	2.75%	3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	21,360	23,056	20,319
Interest cost	43,440	37,607	38,266
Expected return on plan assets	(53,342)	(49,840)	(45,780)
Amortization of net actuarial loss	22,873	32,261	23,883
Net periodic benefit cost	34,331	43,084	36,688
Qualified Retirement Plan [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%	5.00%
Expected return on plan assets	7.75%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	2.75%	3.00%
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	292	373	274
Interest cost	1,745	1,535	1,629
Amortization of net actuarial loss	783	971	683
Net periodic benefit cost	2,820	2,879	2,586
SERP [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%	5.00%
Expected return on plan assets	7.75%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	2.75%	3.00%
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	1,101	1,220	977
Interest cost	2,829	2,482	2,547
Expected return on plan assets	(3,264)	(2,824)	(2,404)
Amortization of prior service cost	355	355
Amortization of transition obligation			867
Amortization of net actuarial loss		945	1,031
Net periodic benefit cost	$ 1,021	$ 2,178	$ 3,018
PBOP [Member] | Net benefit cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%	5.00%
Expected return on plan assets	7.75%	8.00%	8.00%